Valuation and Qualifying Accounts (Valuation Allowance) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Valuation allowance for deferred tax assets, ending balance	¥ 274,559		¥ 265,850
Allowance for Doubtful Accounts [Member]
Valuation allowances for doubtful accounts, beginning balance	41,092		45,208		36,286
Valuation allowances and reserves, charged to cost and expense	30,282		18,453		27,749
Valuation allowances and reserves, deductions	(25,467)	[1]	(22,569)	[1]	(18,827)	[1]
Valuation allowances for doubtful accounts, ending balance	45,907		41,092		45,208
Valuation Allowance of Deferred Tax Assets [Member]
Valuation allowance for deferred tax assets, beginning balance	265,850		301,022		279,573
Valuation allowances and reserves, charged to cost and expense	48,496		22,392		33,938
Valuation allowances and reserves, deductions	(39,787)		(57,564)		(12,489)
Valuation allowance for deferred tax assets, ending balance	¥ 274,559		¥ 265,850		¥ 301,022

[1]	Amounts written off.